Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure [Abstract]
Summary of Cash and Cash Equivalents in the Statement of Cash Flows

	2024 $m	2023 $m

Cash at bank and in hand	142	179

Short-term deposits	411	632

Money market funds	415	375

Repurchase agreements	40	136

Cash and cash equivalents as recorded in the Group statement of financial position	1,008	1,322

Bank overdrafts	(17)	(44)

Cash and cash equivalents as recorded in the Group statement of cash flows	991	1,278

Summary of Restricted Cash and Cash Equivalents	Cash and cash equivalents with restrictions on us e

	2024 $m	2023 $m

Countries with restrictions on repatriation	2	30

Capital expenditure under lease agreements	15	14

Other restrictions	5	12

	22	56